Other Provisions - Retirement Benefit Obligation - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Employee Benefits [Abstract]
Discount rate	12.20%	13.50%	12.30%
Actuarial assumption of retirement age	60 years	60 years	60 years
Medical inflation rate	9.70%	10.10%	9.00%
Retirement benefit costs	R 1,226	R 1,146
Subsidy for every completed year of employment (as a percent)	2.00%
Maximum subsidy to be paid (as a percent)	50.00%
Expected employed members that will be married at retirement or earlier death (as a percent)	90.00%
Expected age gap between husbands and their younger wives (term)	4 years